Not FDIC Insured May Lose Value No Bank Guarantee
192-Q3PH

Schedule of Investments
(unaudited)
Franklin Real Estate Securities Fund 2
Notes to Schedule of Investments 4

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited), January 31, 2023
Franklin Real Estate Securities Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 99.3%
Diversified REITs 0.6%
Broadstone Net Lease, Inc. .............................. United States 134,721 $ 2,439,797
Health Care REITs 7.0%
Healthcare Realty Trust, Inc. ............................. United States 184,332 3,968,668
Healthpeak Properties, Inc. .............................. United States 222,075 6,102,621
Sabra Health Care REIT, Inc. ............................ United States 195,617 2,640,829
Welltower , Inc. ....................................... United States 184,818 13,868,743
26,580,861
Hotel & Resort REITs 3.6%
Host Hotels & Resorts, Inc. .............................. United States 420,805 7,932,174
Ryman Hospitality Properties, Inc. ......................... United States 60,602 5,629,320
13,561,494
Industrial REITs 15.1%
Americold Realty Trust, Inc. .............................. United States 137,544 4,320,257
First Industrial Realty Trust, Inc. .......................... United States 102,232 5,454,077
Prologis, Inc. ......................................... United States 284,624 36,796,191
Rexford Industrial Realty, Inc. ............................ United States 172,853 10,970,980
57,541,505
Office REITs 5.4%
Alexandria Real Estate Equities, Inc. ....................... United States 77,917 12,524,379
Cousins Properties, Inc. ................................ United States 199,312 5,465,135
Kilroy Realty Corp. .................................... United States 62,739 2,574,808
20,564,322
Real Estate Development 1.0%
a
Howard Hughes Corp. (The) ............................. United States 42,409 3,625,546
a
Real Estate Services 1.7%
a
CBRE Group, Inc., A ................................... United States 76,746 6,562,551
a
Residential REITs 16.0%
American Homes 4 Rent, A .............................. United States 358,550 12,294,679
AvalonBay Communities, Inc. ............................ United States 58,950 10,460,088
Camden Property Trust ................................. United States 79,275 9,767,473
Equity LifeStyle Properties, Inc. ........................... United States 177,133 12,714,607
Independence Realty Trust, Inc. .......................... United States 181,511 3,417,852
UDR, Inc. ........................................... United States 283,163 12,059,912
60,714,611
Retail REITs 13.0%
NETSTREIT Corp. .................................... United States 159,926 3,219,310
Realty Income Corp. ................................... United States 218,280 14,805,932
Regency Centers Corp. ................................. United States 157,192 10,473,703
RPT Realty .......................................... United States 280,829 2,943,088
Simon Property Group, Inc. .............................. United States 53,401 6,859,893
SITE Centers Corp. .................................... United States 239,391 3,267,687
Spirit Realty Capital, Inc. ................................ United States 175,092 7,683,037
49,252,650
Specialized REITs 35.9%
American Tower Corp. .................................. United States 109,726 24,511,691
Crown Castle, Inc. ..................................... United States 97,468 14,435,986
CubeSmart .......................................... United States 109,899 5,032,275
Digital Realty Trust, Inc. ................................ United States 40,269 4,615,633
Equinix , Inc. ......................................... United States 34,146 25,204,187

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 5 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Specialized REITs (continued)
Public Storage ....................................... United States 71,013 $ 21,612,096
SBA Communications Corp. ............................. United States 59,730 17,771,467
VICI Properties, Inc. ................................... United States 428,879 14,659,084
Weyerhaeuser Co. .................................... United States 244,739 8,426,364
136,268,783
Total Common Stocks (Cost $254,962,269) .....................................
377,112,120
Short Term Investments 0.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.2%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.969% .... United States 845,348 845,348
Total Money Market Funds (Cost $845,348) .....................................
845,348
Total Short Term Investments (Cost $845,348 ) ..................................
845,348
a
Total Investments (Cost $255,807,617) 99.5% ...................................
$377,957,468
Other Assets, less Liabilities 0.5% .............................................
1,772,763
Net Assets 100.0% ...........................................................
$379,730,231
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund). The Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standard Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2023, the Fund held investments in affiliated management investment companies as follows:

Franklin Real Estate Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At January 31, 2023, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedule of Investments.
Abbreviations
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.969% $ 25 $ 38,741,285 $ (37,895,962) $ — $ — $ 845,348 845,348 $ 27,411
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.969% $325,000 $791,000 $(1,116,000) $— $— $— — $170
Total Affiliated Securities ... $325,025 $39,532,285 $(39,011,962) $— $— $845,348 $27,581
Selected Portfolio
REIT Real Estate Investment Trust
3. Investments in Affiliated Management Investment Companies
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.